Investments in associates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2022	2021
	$	$

Balance - January 1	125,354	119,219
Acquisitions	2,361	4,478
Exercises of warrants	-	1,437
Share of loss	(2,438)	(3,950)
Share of other comprehensive loss	(1,368)	(1,665)
Net gain on ownership dilution	3,604	1,847
Gain on deemed disposal (i)	11,854	-
Transfers to other investments (Note 10) (i)	(15,343)	-
Deemed issuance of Osisko common shares held by an associate	-	6,100
Impairments	(2,361)	(2,112)
Investments in associates held by Osisko Development and deconsolidated on September 30, 2022 (Note 31)	(8,900)	-
Reclassification of interest held by the Company in Osisko Development (Note 31)	207,000	-
Balance - December 31	319,763	125,354

(i) In 2022, the gain on deemed disposal is related to an investment in an associate that was transferred to other investments as the Company has considered that it has lost its significant influence over the investee.

Disclosure of associates [Table Text Block]
	Osisko Development (i),(ii)		Osisko Mining (i)		Osisko Metals (i),(iii)
	2022	2021	2022	2021	2022	2021
	$	$	$	$	$	$

Current assets	168,104	61,425	175,012	185,307	n/a	5,659
Non-current assets	839,811	641,699	796,242	664,544	n/a	89,006
Current liabilities	53,275	41,854	28,244	31,440	n/a	2,676
Non-current liabilities	160,802	77,068	230,200	109,502	n/a	1,607
Revenues	47,801	4,681	-	-	n/a	-

Net loss	(184,016)	(84,620)	(2,947)	(8,149)	n/a	(4,618)
Other comprehensive income (loss)	14,927	(12,846)	(4,570)	(9,816)	n/a	(36)
Comprehensive loss	(169,089)	(97,466)	(7,517)	(17,965)	n/a	(4,654)

Carrying value of investment (iv)	207,000	n/a	99,714	98,885	n/a	13,470
Fair value of investment (iv)	192,334	n/a	175,082	190,590	n/a	12,140

(i) Information is for the reconstructed twelve months ended September 30, 2022 and 2021.

(ii) Osisko Development was deconsolidated and became a material associate on September 30, 2022 (Note 31).

(iii) Osisko Metals ceased to be a material associate in 2022.

(iv) As at December 31, 2022 and 2021.

Disclosure of investments accounted for using equity method [Table Text Block]
	2022	2021
	$	$
Aggregate amount of the Company's share of net loss	456	(583)
Aggregate amount of the Company's share of other comprehensive loss	-	-
Aggregate carrying value of investments (i)	13,049	12,999
Aggregate fair value of investments (i)	6,676	45,426

(i)    As at December 31, 2022 and 2021.